Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Revenue by Geographical Region	The following table sets forth percentages of the Company’s revenues by geographic region for the years ended December 31:

	2016	2015	2014
Americas	47%	55%	56%
EMEA	32%	26%	26%
Asia-Pacific	21%	19%	18%

Property, Plant and Equipment, Net
The Company’s estimated useful lives of its property, plant and equipment are as follows:

Core systems	3-25 years
Buildings	12-50 years
Leasehold improvements	12-40 years
Construction in progress	N/A
Personal Property	3-10 years
Property, plant and equipment, net consisted of the following as of December 31 (in thousands):

	2016	2015
Core systems	$4,760,868	$3,820,772
Buildings	2,785,799	2,383,387
Leasehold improvements	1,599,424	1,204,900
Construction in progress	645,388	351,697
Personal property	622,069	450,914
Land	237,349	183,946
	10,650,897	8,395,616
Less accumulated depreciation	(3,451,687)	(2,789,180)
Property, plant and equipment, net	$7,199,210	$5,606,436

Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to cash flows from retrospectively applied ASUs
As a result, net cash used in investing activities for the years ended December 31, 2016, 2015 and 2014 were adjusted to exclude the change in restricted cash as follows:

	Years Ended December 31,
	2016	2015	2014
Net cash used in investing activities previously reported	$(1,592,155)	$(1,134,927)	$(435,839)
Add: increase in restricted cash	21,901	512,319	968
Less: release of restricted cash	(475,715)	(15,239)	(2,572)
Add: restricted cash of business acquisitions	301	50	—
Net cash used in investing activities	$(2,045,668)	$(637,797)	$(437,443)

Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Adjustments to cash flows from retrospectively applied ASUs
The Company elected to apply this part of the guidance retrospectively, which resulted in adjustments to both net cash provided by operating activities and net cash provided by (used in) financing activities for the years ended December 31, 2016, 2015 and 2014 as follows:

	Years Ended December 31,
	2016	2015	2014
Net cash provided by operating activities previously reported	$1,016,580	$894,793	$689,420
Add: excess tax benefits from stock-based compensation	2,773	30	19,582
Net cash provided by operating activities	$1,019,353	$894,823	$709,002

Net cash provided by (used in) financing activities previously reported	$(894,292)	$1,873,182	$107,401
Less: excess tax benefits from stock-based compensation	(2,773)	(30)	(19,582)
Net cash provided by (used in) financing activities	$(897,065)	$1,873,152	$87,819